INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAX [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2014	2013
	$	$

Operating loss carry forwards	8,703	12,041
Reserves and allowances	1,525	691

Net deferred tax assets before valuation allowance	10,228	12,732
Valuation allowance	(5,969)	(6,619)

Net deferred tax assets	4,259	6,113

Deferred income taxes consist of the following:
Domestic	2,750	6,272
Valuation allowance	1,509	(159)
Net deferred tax assets	4,259	6,113

Foreign	5,953	5,769
Valuation allowance	5,953	(5,769)

	-	-

Schedule of Income (Loss) before Income Tax
	Year ended December 31,
	2014	2013	2012
	$	$	$

Domestic	6,281	1,495	3,917
Foreign	1,595	(137)	(106)
	7,876	1,358	3,811

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2014	2013	2012
	$	$	$
Income before income tax, as reported in the consolidated statements of operations	7,876	1,358	3,811
Statutory tax rate in Israel	26.5%	25%	25%

Theoretical tax expense	2,087	340	953
Carryforward losses for which a full valuation allowance was recorded and other differences for which deferred taxes were not created	67	(908)	(463)
Changes in valuation allowance	(1,332)	(3,668)	(1,442)
Changes in foreign currency exchange rate	674	(425)	-
Changes in tax rate	-	(334)	-
Others	179	(113)	(54)

Actual income tax expense (benefit)	1,675	(5,108)	(1,006)